Related Party Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Time-charter revenues	$ 392	$ 13,728	$ 13,506
Entities under Common Control [Member]
Related Party Transaction [Line Items]
Time-charter revenues	4,558	6,572
Bareboat charter revenues	$ 0	1,156	9,928
Entities under Common Control [Member] | SPT Explorer [Member]
Related Party Transaction [Line Items]
Bareboat charter revenues		900	5,000
Entities under Common Control [Member] | Navigator Spirit [Member]
Related Party Transaction [Line Items]
Bareboat charter revenues		$ 300	$ 5,000